NOTE 3 SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
NOTE 3 SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful life
Furniture and equipment	3 - 5 years
Leasehold improvements	5 years
Right-of-use assets	Term of the lease
Medical lab equipment (testing)	12 years